RELATED PARTY BALANCES AND TRANSACTIONS (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Related Party Transaction [Line Items]
Due from related party					¥ 33,577,065
Due to related party				1,000,000
Mr Kiyotaka Ito [Member]
Related Party Transaction [Line Items]
Due from related party					33,577,065
Due to related party	[1]			¥ 1,000,000

[1]	The payable for the fiscal year ended December 31, 2024, was fully settled on January 30, 2025.